Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands, except for share and per share data

Numerator:
Net loss	(1,303,570)	(3,054,017)	(6,808,739)
Accretion to redeemable noncontrolling interests	—	(4,292)	—
Net loss attributable to noncontrolling interests	14,597	46,605	19,511

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(1,288,973)	(3,011,704)	(6,789,228)

Denominator:
Weighted average number of ordinary shares outstanding, basic	323,161,680	345,816,023	379,898,121
Weighted average number of ordinary shares outstanding, diluted	323,161,680	345,816,023	379,898,121
Net loss per share, basic	(3.99)	(8.71)	(17.87)
Net loss per share, diluted	(3.99)	(8.71)	(17.87)